UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7882

Name of Fund: Master Enhanced International Series of Quantitative Master Series
              Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Enhanced International Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments

Master Enhanced International Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                    Shares
Country                     Industry                                  Held  Common Stocks                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 30.5%
------------------------------------------------------------------------------------------------------------------------------------
Australia - 4.6%            Airlines - 0.0%                          8,875  Qantas Airways Ltd.                       $       22,402
                            --------------------------------------------------------------------------------------------------------
                            Beverages - 0.3%                        57,615  Coca-Cola Amatil Ltd.                            297,025
                                                                     8,117  Foster's Group Ltd.                               30,733
                                                                     2,773  Lion Nathan Ltd.                                  16,036
                                                                                                                      --------------
                                                                                                                             343,794
                            --------------------------------------------------------------------------------------------------------
                            Biotechnology - 0.2%                     6,314  CSL Ltd.                                         246,270
                            --------------------------------------------------------------------------------------------------------
                            Capital Markets - 0.1%                   1,275  Macquarie Bank Ltd.                               58,803
                                                                       349  Perpetual Trustees Australia Ltd.                 16,922
                                                                                                                      --------------
                                                                                                                              75,725
                            --------------------------------------------------------------------------------------------------------
                            Chemicals - 0.0%                           790  Orica Ltd. (f)                                    13,063
                            --------------------------------------------------------------------------------------------------------
                            Commercial Banks - 1.1%                 15,233  Australia & New Zealand Banking Group
                                                                            Ltd. (f)                                         287,839
                                                                    10,987  Commonwealth Bank of Australia                   354,892
                                                                    12,550  National Australia Bank Ltd.                     337,368
                                                                    14,940  Westpac Banking Corp.                            253,753
                                                                                                                      --------------
                                                                                                                           1,233,852
                            --------------------------------------------------------------------------------------------------------
                            Commercial Services &                   36,220  Downer EDI Ltd.                                  229,080
                            Supplies - 0.2%
                            --------------------------------------------------------------------------------------------------------
                            Construction Materials - 0.3%            8,879  CSR Ltd.                                          28,237
                                                                    25,294  Rinker Group Ltd.                                358,011
                                                                                                                      --------------
                                                                                                                             386,248
                            --------------------------------------------------------------------------------------------------------
                            Containers & Packaging - 0.0%            7,891  Amcor Ltd.                                        41,637
                            --------------------------------------------------------------------------------------------------------
                            Diversified Financial                    5,118  Suncorp-Metway Ltd.                               70,944
                            Services - 0.1%
                            --------------------------------------------------------------------------------------------------------
                            Diversified Telecommunication            3,381  Telstra Corp. Ltd.                                 9,016
                            Services - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Food & Staples                           5,771  Coles Myer Ltd.                                   44,031
                            Retailing - 0.2%                        10,912  Woolworths Ltd.                                  146,512
                                                                                                                      --------------
                                                                                                                             190,543
                            --------------------------------------------------------------------------------------------------------
                            Food Products - 0.0%                     4,978  Futuris Corp. Ltd.                                 8,022
                            --------------------------------------------------------------------------------------------------------
                            Health Care Equipment &                  2,010  Ansell Ltd.                                       16,625
                            Supplies - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Health Care Providers &                 11,860  Mayne Group Ltd.                                  29,091
                            Services - 0.1%                          5,642  Sonic Healthcare Ltd.                             63,161
                                                                                                                      --------------
                                                                                                                              92,252
                            --------------------------------------------------------------------------------------------------------
                            Hotels, Restaurants &                      294  Aristocrat Leisure Ltd. (f)                        2,889
                            Leisure - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Industrial                               3,360  Wesfarmers Ltd.                                   83,567
                            Conglomerates - 0.1%
                            --------------------------------------------------------------------------------------------------------
                            Insurance - 0.4%                        45,171  AMP Ltd. (f)                                     279,575
                                                                     8,362  AXA Asia Pacific Holdings Ltd.                    34,583
                                                                     5,174  QBE Insurance Group Ltd.                          80,722
                                                                                                                      --------------
                                                                                                                             394,880
                            --------------------------------------------------------------------------------------------------------
                            Media - 0.1%                             2,608  APN News & Media Ltd. (f)                          8,796
                                                                    12,220  John Fairfax Holdings Ltd.                        34,941

Master Enhanced International Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                    Shares
Country                     Industry                                  Held  Common Stocks                                  Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                    12,148  Macquarie Communications Infrastructure
                                                                            Group                                     $       50,673
                                                                     1,138  Publishing & Broadcasting Ltd.                    14,038
                                                                                                                      --------------
                                                                                                                             108,448
                            --------------------------------------------------------------------------------------------------------
                            Metals & Mining - 1.0%                   4,094  Alumina Ltd.                                      21,631
                                                                    31,853  BHP Billiton Ltd. (f)                            635,956
                                                                       986  BlueScope Steel Ltd.                               5,048
                                                                     5,143  OneSteel Ltd. (f)                                 15,109
                                                                     8,218  Rio Tinto Ltd.                                   462,048
                                                                                                                      --------------
                                                                                                                           1,139,792
                            --------------------------------------------------------------------------------------------------------
                            Multi-Utilities - 0.0%                   1,243  Australian Gas Light Co., Ltd.                    16,423
                            --------------------------------------------------------------------------------------------------------
                            Oil, Gas & Consumable                    1,247  Caltex Australia Ltd.                             17,072
                            Fuels - 0.0%                               320  Origin Energy Ltd.                                 1,670
                                                                     1,204  Santos Ltd.                                        9,770
                                                                                                                      --------------
                                                                                                                              28,512
                            --------------------------------------------------------------------------------------------------------
                            Paper & Forest                          14,695  PaperlinX Ltd.                                    39,503
                            Products - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Pharmaceuticals - 0.0%                  11,860  Mayne Pharma Ltd. (b)                             25,032
                            --------------------------------------------------------------------------------------------------------
                            Real Estate - 0.3%                       1,286  CFS Gandel Retail Trust                            1,788
                                                                     7,685  Centro Properties Group/New                       35,454
                                                                     4,736  Commonwealth Property Office Fund                  4,660
                                                                     3,152  General Property Trust                             9,282
                                                                     9,599  ING Industrial Fund                               15,469
                                                                    14,579  Investa Property Group                            22,454
                                                                       460  Lend Lease Corp., Ltd.                             4,540
                                                                    10,942  Macquire Goodman Group                            38,855
                                                                    12,630  Stockland                                         60,519
                                                                    10,852  Westfield Group                                  132,320
                                                                                                                      --------------
                                                                                                                             325,341
                            --------------------------------------------------------------------------------------------------------
                            Road & Rail - 0.1%                       6,010  Toll Holdings Ltd.                                56,139
                            --------------------------------------------------------------------------------------------------------
                            Transportation                             908  Macquarie Airports                                 2,182
                            Infrastructure - 0.0%                    5,850  Patrick Corp. Ltd.                                33,621
                                                                                                                      --------------
                                                                                                                              35,803
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Australia               5,235,802
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.3%            Airlines - 0.0%                          9,000  Cathay Pacific Airways Ltd. (f)                   15,774
                            --------------------------------------------------------------------------------------------------------
                            Commercial Banks - 0.0%                    500  BOC Hong Kong Holdings Ltd.                        1,005
                                                                    13,600  Bank of East Asia Ltd.                            49,161
                                                                                                                      --------------
                                                                                                                              50,166
                            --------------------------------------------------------------------------------------------------------
                            Diversified Financial                    2,000  Hong Kong Exchanges and Clearing Ltd.             12,062
                            Services - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Electric Utilities - 0.2%               16,500  CLP Holdings Ltd.                                 96,323
                                                                    15,000  Cheung Kong Infrastructure Holdings
                                                                            Ltd. (f)                                          47,649

Master Enhanced International Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                    Shares
Country                     Industry                                  Held  Common Stocks                                  Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                     4,000  Hongkong Electric Holdings Ltd.           $       18,815
                                                                                                                      --------------
                                                                                                                             162,787
                            --------------------------------------------------------------------------------------------------------
                            Electronic Equipment &                      26  Kingboard Chemical Holdings Ltd.                      79
                            Instruments - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Gas Utilities - 0.1%                    33,500  Hong Kong & China Gas (f)                         80,946
                            --------------------------------------------------------------------------------------------------------
                            Hotels, Restaurants &                   10,000  Shangri-La Asia Ltd. (f)                          16,173
                            Leisure - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Household Durables - 0.0%               26,064  Techtronic Industries Co.                         46,856
                            --------------------------------------------------------------------------------------------------------
                            Marine - 0.0%                              159  Orient Overseas International Ltd.                   538
                            --------------------------------------------------------------------------------------------------------
                            Media - 0.0%                             4,000  Television Broadcasts Ltd.                        22,681
                            --------------------------------------------------------------------------------------------------------
                            Real Estate - 1.0%                      10,000  Cheung Kong Holdings Ltd.                        105,994
                                                                    40,000  Hang Lung Properties Ltd.                         76,032
                                                                    11,000  Henderson Land Development Co., Ltd. (f)          60,955
                                                                     5,683  Hysan Development Company Ltd.                    16,185
                                                                     6,000  The Link REIT (b)                                 12,990
                                                                    39,000  New World Development Ltd. (f)                    68,352
                                                                   128,000  Sino Land Co. (f)                                183,921
                                                                    37,500  Swire Pacific Ltd. Class A                       367,034
                                                                    49,000  Wharf Holdings Ltd.                              179,965
                                                                                                                      --------------
                                                                                                                           1,071,428
                            --------------------------------------------------------------------------------------------------------
                            Road & Rail - 0.0%                         500  MTR Corp.                                          1,128
                            --------------------------------------------------------------------------------------------------------
                            Transportation                             321  Hopewell Holdings                                    931
                            Infrastructure - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Wireless Telecommunication              13,429  Hutchison Telecommunications
                            Services - 0.0%                                 International Ltd. (b)(f)                         22,930
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Hong Kong               1,504,479
------------------------------------------------------------------------------------------------------------------------------------
Japan - 23.6%               Airlines - 0.0%                          6,000  All Nippon Airways Co., Ltd.                      21,815
                            --------------------------------------------------------------------------------------------------------
                            Auto Components - 0.6%                   2,800  Aisin Seiki Co., Ltd. (f)                        108,687
                                                                    10,000  Bridgestone Corp.                                208,068
                                                                     4,000  Denso Corp.                                      157,640
                                                                     1,600  NOK Corp. (f)                                     42,987
                                                                     1,000  Sanden Corp. (f)                                   4,390
                                                                     2,000  Sumitomo Rubber Industries, Ltd. (f)              26,070
                                                                       500  Toyoda Gosei Co., Ltd.                            10,933
                                                                     2,700  Toyota Industries Corp. (f)                      110,069
                                                                                                                      --------------
                                                                                                                             668,844
                            --------------------------------------------------------------------------------------------------------
                            Automobiles - 2.0%                       7,600  Honda Motor Co., Ltd. (f)                        469,565
                                                                    21,100  Nissan Motor Co., Ltd. (f)                       250,003
                                                                    27,200  Toyota Motor Corp.                             1,482,295
                                                                     1,600  Yamaha Motor Co., Ltd.                            39,461
                                                                                                                      --------------
                                                                                                                           2,241,324
                            --------------------------------------------------------------------------------------------------------
                            Beverages - 0.2%                         6,700  Asahi Breweries Ltd.                              94,830
                                                                       500  Coca-Cola West Japan Co., Ltd.                    11,844
                                                                       600  ITO EN, Ltd.                                      20,951

Master Enhanced International Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                    Shares
Country                     Industry                                  Held  Common Stocks                                  Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                     4,000  Kirin Brewery Co., Ltd. (f)               $       54,310
                                                                     3,000  Sapporo Holdings Ltd. (f)                         15,662
                                                                     2,000  Takara Holdings, Inc. (f)                         12,204
                                                                                                                      --------------
                                                                                                                             209,801
                            --------------------------------------------------------------------------------------------------------
                            Building Products - 0.4%                 7,000  Asahi Glass Co., Ltd. (f)                        104,356
                                                                     2,000  Central Glass Co., Ltd. (f)                       11,560
                                                                     3,400  Daikin Industries Ltd. (f)                       118,722
                                                                     3,700  JS Group Corp. (f)                                79,337
                                                                     4,000  Nippon Sheet Glass Co., Ltd. (f)                  22,239
                                                                     2,000  Sanwa Shutter Corp. (f)                           13,069
                                                                     5,000  Toto Ltd. (f)                                     46,317
                                                                                                                      --------------
                                                                                                                             395,600
                            --------------------------------------------------------------------------------------------------------
                            Capital Markets - 0.8%                  16,000  Daiwa Securities Group, Inc. (f)                 214,120
                                                                         1  E*Trade Securities Co., Ltd.                       2,297
                                                                     3,000  Mitsubishi UFJ Securities Co.                     48,055
                                                                    23,300  Nomura Holdings, Inc.                            518,370
                                                                     5,000  Shinko Securities Co., Ltd. (f)                   27,672
                                                                        50  Softbank Investments Corp.                        28,223
                                                                                                                      --------------
                                                                                                                             838,737
                            --------------------------------------------------------------------------------------------------------
                            Chemicals - 1.0%                        11,000  Asahi Kasei Corp.                                 78,218
                                                                     5,000  Denki Kagaku Kogyo Kabushiki Kaisha               22,290
                                                                     4,000  Ishihara Sangyo Kaisha Ltd.                        7,458
                                                                     4,500  Kuraray Co., Ltd. (f)                             52,784
                                                                     5,500  Mitsubishi Chemical Holdings Corp.                33,842
                                                                     1,000  Mitsubishi Gas Chemical Co., Inc.                 12,171
                                                                     5,000  Mitsubishi Rayon Co., Ltd.                        40,851
                                                                     6,000  Mitsui Chemicals, Inc. (f)                        44,038
                                                                     2,000  Nippon Sanso Corp.                                14,747
                                                                       800  Nitto Denko Corp.                                 67,735
                                                                     4,400  Shin-Etsu Chemical Co., Ltd.                     238,291
                                                                    10,000  Showa Denko KK                                    44,326
                                                                    10,000  Sumitomo Chemical Co., Ltd.                       81,193
                                                                     3,000  Teijin Ltd.                                       19,908
                                                                    18,000  Toray Industries, Inc. (f)                       147,063
                                                                    36,000  Tosoh Corp. (f)                                  179,405
                                                                     7,000  Ube Industries Ltd.                               20,586
                                                                                                                      --------------
                                                                                                                           1,104,906
                            --------------------------------------------------------------------------------------------------------
                            Commercial Banks - 2.8%                  3,000  The 77 Bank Ltd.                                  23,061
                                                                     2,000  The Bank of Kyoto Ltd.                            24,070
                                                                     3,000  The Chiba Bank Ltd.                               26,621

Master Enhanced International Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                    Shares
Country                     Industry                                  Held  Common Stocks                                  Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                     4,000  The Gunma Bank Ltd.                       $       30,172
                                                                    10,000  Hokuhoku Financial Group, Inc. (f)                43,817
                                                                     6,000  The Joyo Bank Ltd. (f)                            42,207
                                                                        84  Mitsubishi UFJ Financial Group, Inc.           1,281,465
                                                                     5,000  Mitsui Trust Holdings, Inc.                       72,930
                                                                        94  Mizuho Financial Group, Inc.                     767,201
                                                                        42  Resona Holdings, Inc. (b)(f)                     144,165
                                                                    12,000  Shinsei Bank Ltd. (f)                             83,804
                                                                     7,000  The Shizuoka Bank Ltd. (f)                        70,481
                                                                        37  Sumitomo Mitsui Financial Group, Inc.            407,662
                                                                    15,000  The Sumitomo Trust & Banking Co., Ltd.           173,150
                                                                     2,000  Suruga Bank Ltd.                                  26,968
                                                                                                                      --------------
                                                                                                                           3,217,774
                            --------------------------------------------------------------------------------------------------------
                            Commercial Services &                    4,000  Dai Nippon Printing Co., Ltd. (f)                 72,210
                            Supplies - 0.3%                            700  Kokuyo Co., Ltd.                                  10,536
                                                                       300  Meitec Corp. (f)                                   9,840
                                                                     3,000  Secom Co., Ltd.                                  153,064
                                                                     5,000  Toppan Printing Co., Ltd. (f)                     69,158
                                                                                                                      --------------
                                                                                                                             314,808
                            --------------------------------------------------------------------------------------------------------
                            Communications                           1,000  Uniden Corp.                                      16,001
                            Equipment - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Computers &                             20,000  Fujitsu Ltd. (f)                                 168,319
                            Peripherals - 0.4%                         500  Mitsumi Electric Co., Ltd. (f)                     6,522
                                                                    13,000  NEC Corp. (f)                                     91,118
                                                                       100  Seiko Epson Corp.                                  2,754
                                                                    32,500  Toshiba Corp. (f)                                188,406
                                                                                                                      --------------
                                                                                                                             457,119
                            --------------------------------------------------------------------------------------------------------
                            Construction &                           1,000  COMSYS Holdings Corp.                             14,247
                            Engineering - 0.2%                       5,000  Kajima Corp.                                      31,147
                                                                     1,000  Kinden Corp.                                       9,043
                                                                     6,000  Obayashi Corp.                                    48,716
                                                                     2,000  Okumura Corp. (f)                                 10,984
                                                                     9,000  Shimizu Corp. (f)                                 65,370
                                                                    11,000  Taisei Corp.                                      52,581
                                                                     1,000  Toda Corp. (f)                                     4,475
                                                                                                                      --------------
                                                                                                                             236,563
                            --------------------------------------------------------------------------------------------------------
                            Construction Materials - 0.0%            5,000  Sumitomo Osaka Cement Co., Ltd. (f)               18,180
                            --------------------------------------------------------------------------------------------------------
                            Consumer Finance - 0.5%                    960  Acom Co., Ltd. (f)                                56,222
                                                                       550  Aiful Corp. (f)                                   36,312
                                                                     2,300  Credit Saison Co., Ltd.                          126,901
                                                                       600  Hitachi Capital Corp. (f)                         11,976

Master Enhanced International Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                    Shares
Country                     Industry                                  Held  Common Stocks                                  Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                       700  ORIX Corp. (f)                            $      217,434
                                                                     1,050  Promise Co., Ltd. (f)                             63,361
                                                                        60  Shohkoh Fund & Co., Ltd.                          13,542
                                                                     1,240  Takefuji Corp.                                    77,874
                                                                                                                      --------------
                                                                                                                             603,622
                            --------------------------------------------------------------------------------------------------------
                            Containers & Packaging - 0.1%            3,200  Toyo Seikan Kaisha Ltd. (f)                       57,903
                            --------------------------------------------------------------------------------------------------------
                            Diversified Consumer                       800  Benesse Corp.                                     28,477
                            Services - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Diversified Telecommunication               49  Nippon Telegraph & Telephone Corp.               209,721
                            Services - 0.2%
                            --------------------------------------------------------------------------------------------------------
                            Electric Utilities - 0.7%                5,400  Chubu Electric Power Co., Inc. (f)               135,011
                                                                     1,600  Hokkaido Electric Power Co., Inc.                 34,240
                                                                     7,000  The Kansai Electric Power Co., Inc.              155,140
                                                                     4,700  Kyushu Electric Power Co., Inc. (f)              105,759
                                                                     3,900  Tohoku Electric Power Co., Inc.                   84,122
                                                                    11,500  The Tokyo Electric Power Co., Inc.               286,062
                                                                                                                      --------------
                                                                                                                             800,334
                            --------------------------------------------------------------------------------------------------------
                            Electrical Equipment - 0.4%              7,000  Fuji Electric Holdings Co., Ltd.                  38,088
                                                                     4,000  Fujikura Ltd.                                     45,190
                                                                     2,000  Hitachi Cable, Ltd.                               11,323
                                                                     5,000  Matsushita Electric Works Ltd.                    59,878
                                                                    24,000  Mitsubishi Electric Corp.                        203,204
                                                                     4,000  Sumitomo Electric Industries Ltd. (f)             63,226
                                                                                                                      --------------
                                                                                                                             420,909
                            --------------------------------------------------------------------------------------------------------
                            Electronic Equipment &                   2,000  Alps Electric Co., Ltd. (f)                       32,155
                            Instruments - 0.8%                       3,630  Citizen Watch Co., Ltd. (f)                       34,180
                                                                     5,000  Dainippon Screen Manufacturing Co.,
                                                                            Ltd. (f)                                          52,843
                                                                       100  Hirose Electric Co., Ltd.                         14,027
                                                                    36,000  Hitachi Ltd.                                     254,157
                                                                       600  Ibiden Co., Ltd.                                  30,257
                                                                        30  Keyence Corp.                                      7,780
                                                                     1,100  Kyocera Corp. (f)                                 97,144
                                                                       400  Mabuchi Motor Co., Ltd. (f)                       20,544
                                                                     1,500  Murata Manufacturing Co., Ltd.                   101,322
                                                                     2,000  Nippon Electric Glass Co.                         49,665
                                                                     6,000  Oki Electric Industry Co., Ltd. (f)               19,120
                                                                     3,200  Omron Corp.                                       91,669
                                                                     1,400  TDK Corp.                                        105,246
                                                                     1,700  Yokogawa Electric Corp.                           30,185
                                                                                                                      --------------
                                                                                                                             940,294
                            --------------------------------------------------------------------------------------------------------
                            Food & Staples                           6,000  Aeon Co., Ltd.                                   145,182
                            Retailing - 0.5%                         3,100  Circle K Sunkus Co., Ltd. (f)                     74,879

Master Enhanced International Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                    Shares
Country                     Industry                                  Held  Common Stocks                                  Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                       100  Lawson, Inc.                              $        3,755
                                                                     8,736  Seven & I Holdings Co. Ltd. (f)                  345,027
                                                                     2,000  UNY Co., Ltd. (f)                                 31,918
                                                                                                                      --------------
                                                                                                                             600,761
                            --------------------------------------------------------------------------------------------------------
                            Food Products - 0.3%                     5,000  Ajinomoto Co., Inc.                               53,267
                                                                       100  Ariake Japan Co., Ltd. (f)                         2,975
                                                                       700  House Foods Corp. (f)                             11,462
                                                                     1,100  Katokichi Co., Ltd.                                7,505
                                                                     1,000  Kikkoman Corp.                                    11,221
                                                                     3,000  Meiji Dairies Corp. (f)                           17,493
                                                                     3,000  Nichirei Corp. (f)                                14,518
                                                                     2,000  Nippon Meat Packers, Inc. (f)                     20,900
                                                                     2,000  Nisshin Seifun Group, Inc.                        20,392
                                                                       900  Nissin Food Products Co., Ltd. (f)                27,765
                                                                       900  QP Corp. (f)                                       9,085
                                                                     1,000  Toyo Suisan Kaisha, Ltd.                          15,230
                                                                       100  Unicharm Petcare Corp. (f)                         3,873
                                                                       900  Yakult Honsha Co., Ltd.                           21,548
                                                                     6,000  Yamazaki Baking Co., Ltd.                         46,834
                                                                                                                      --------------
                                                                                                                             284,068
                            --------------------------------------------------------------------------------------------------------
                            Gas Utilities - 0.1%                    19,000  Osaka Gas Co., Ltd.                               68,921
                                                                     4,000  Tokyo Gas Co., Ltd. (f)                           17,459
                                                                                                                      --------------
                                                                                                                              86,380
                            --------------------------------------------------------------------------------------------------------
                            Health Care Equipment &                    600  Terumo Corp. (f)                                  19,680
                            Supplies - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Health Care Providers &                    200  Alfresa Holdings Corp.                            12,120
                            Services - 0.0%                          1,100  Mediceo Paltac Holdings Co. Ltd.                  17,751
                                                                       200  Nichii Gakkan Co.                                  4,628
                                                                       600  Suzuken Co., Ltd.                                 18,764
                                                                                                                      --------------
                                                                                                                              53,263
                            --------------------------------------------------------------------------------------------------------
                            Hotels, Restaurants &                      400  Oriental Land Co., Ltd. (f)                       23,155
                            Leisure - 0.0%                             900  Skylark Co., Ltd.                                 16,056
                                                                                                                      --------------
                                                                                                                              39,211
                            --------------------------------------------------------------------------------------------------------
                            Household Durables - 1.1%                1,000  Casio Computer Co., Ltd. (f)                      17,756
                                                                     1,100  Daito Trust Construction Co., Ltd.                57,242
                                                                     4,000  Daiwa House Industry Co., Ltd. (f)                69,158
                                                                     1,000  Makita Corp.                                      30,765
                                                                    14,000  Matsushita Electric Industrial Co., Ltd.         310,281
                                                                     3,100  Pioneer Corp. (f)                                 49,972
                                                                     5,000  Sekisui Chemical Co., Ltd. (f)                    42,249
                                                                     7,000  Sekisui House Ltd. (f)                           104,178

Master Enhanced International Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                    Shares
Country                     Industry                                  Held  Common Stocks                                  Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                     7,000  Sharp Corp. (f)                           $      123,697
                                                                    10,200  Sony Corp. (f)                                   471,142
                                                                                                                      --------------
                                                                                                                           1,276,440
                            --------------------------------------------------------------------------------------------------------
                            Household Products - 0.0%                  400  Uni-Charm Corp.                                   19,595
                            --------------------------------------------------------------------------------------------------------
                            IT Services - 0.5%                       4,600  CSK Holdings Corp.                               228,070
                                                                       300  Itochu Techno-Science Corp.                       11,798
                                                                         6  NET One Systems Co., Ltd. (f)                     12,306
                                                                        19  NTT Data Corp.                                    91,143
                                                                     6,900  TIS, Inc. (f)                                    185,965
                                                                                                                      --------------
                                                                                                                             529,282
                            --------------------------------------------------------------------------------------------------------
                            Insurance - 0.6%                            12  Millea Holdings, Inc.                            236,969
                                                                     8,000  Mitsui Sumitomo Insurance Co., Ltd.              108,552
                                                                     8,000  Sompo Japan Insurance, Inc.                      115,739
                                                                     2,000  T&D Holdings, Inc.                               155,945
                                                                                                                      --------------
                                                                                                                             617,205
                            --------------------------------------------------------------------------------------------------------
                            Internet Software &                         42  eAccess Ltd.                                      32,393
                            Services - 0.2%                          2,500  Softbank Corp. (b)                                73,099
                                                                       152  Yahoo! Japan Corp.                                92,496
                                                                                                                      --------------
                                                                                                                             197,988
                            --------------------------------------------------------------------------------------------------------
                            Leisure Equipment &                      6,100  Fuji Photo Film Co., Ltd.                        203,178
                            Products - 0.3%                            731  Namco Bandai Holdings, Inc. (f)                    9,987
                                                                     1,000  Nikon Corp. (f)                                   17,883
                                                                       400  Sankyo Co., Ltd. (Gunma)                          27,460
                                                                       700  Sega Sammy Holdings, Inc.                         28,358
                                                                       800  Shimano, Inc. (f)                                 24,002
                                                                     3,200  Yamaha Corp. (f)                                  56,412
                                                                                                                      --------------
                                                                                                                             367,280
                            --------------------------------------------------------------------------------------------------------
                            Machinery - 0.8%                         3,000  Amada Co., Ltd.                                   32,647
                                                                     2,100  Fanuc Ltd. (f)                                   201,653
                                                                       500  GLORY LTD. (f)                                    10,806
                                                                     3,000  Hino Motors Ltd. (f)                              18,815
                                                                     1,000  JTEKT Corp. (f)                                   19,917
                                                                    11,000  Kawasaki Heavy Industries Ltd. (f)                38,503
                                                                    10,000  Komatsu Ltd.                                     190,270
                                                                     1,000  Komori Corp.                                      23,265
                                                                    15,000  Kubota Corp.                                     161,454
                                                                     3,000  Minebea Co., Ltd. (f)                             20,671
                                                                     1,000  Mitsubishi Heavy Industries Ltd.                   4,746
                                                                     6,000  Mitsui Engineering & Shipbuilding Co.,
                                                                            Ltd.                                              19,425
                                                                     1,000  NGK Insulators Ltd.                               14,654

Master Enhanced International Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                    Shares
Country                     Industry                                  Held  Common Stocks                                  Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                     5,000  NSK Ltd.                                  $       43,309
                                                                     3,000  NTN Corp. (f)                                     23,722
                                                                       500  SMC Corp.                                         77,718
                                                                     1,100  THK Co., Ltd. (f)                                 35,240
                                                                     1,000  Takuma Co., Ltd. (f)                               8,102
                                                                                                                      --------------
                                                                                                                             944,917
                            --------------------------------------------------------------------------------------------------------
                            Marine - 0.3%                            4,000  Kawasaki Kisen Kaisha Ltd. (f)                    23,561
                                                                    43,000  Mitsui OSK Lines Ltd.                            290,092
                                                                    11,000  Nippon Yusen Kabushiki Kaisha (f)                 67,031
                                                                                                                      --------------
                                                                                                                             380,684
                            --------------------------------------------------------------------------------------------------------
                            Media - 0.1%                                28  Dentsu, Inc. (f)                                 101,331
                                                                     1,200  Toho Co., Ltd.                                    23,087
                                                                       500  Tokyo Broadcasting System, Inc.                   13,391
                                                                                                                      --------------
                                                                                                                             137,809
                            --------------------------------------------------------------------------------------------------------
                            Metals & Mining - 1.3%                   3,000  Daido Steel Co., Ltd.                             30,384
                                                                     2,000  Dowa Mining Co., Ltd. (f)                         23,816
                                                                     7,100  JFE Holdings, Inc.                               285,829
                                                                    27,000  Kobe Steel Ltd. (f)                              102,288
                                                                    59,000  Mitsubishi Materials Corp. (f)                   314,527
                                                                     5,000  Nippon Light Metal Co., Ltd. (f)                  13,772
                                                                   134,000  Nippon Steel Corp. (b)(f)                        517,874
                                                                     8,000  Nisshin Steel Co., Ltd. (f)                       27,663
                                                                     6,000  Sumitomo Metal Mining Co., Ltd.                   83,499
                                                                       900  Tokyo Steel Manufacturing Co., Ltd.               18,230
                                                                                                                      --------------
                                                                                                                           1,417,882
                            --------------------------------------------------------------------------------------------------------
                            Multiline Retail - 0.2%                  2,000  Daimaru, Inc.                                     29,392
                                                                       400  Isetan Co., Ltd. (f)                               8,696
                                                                     4,900  Marui Co., Ltd. (f)                               96,555
                                                                     3,000  Mitsukoshi Ltd. (f)                               19,197
                                                                     5,000  Takashimaya Co., Ltd. (f)                         76,023
                                                                                                                      --------------
                                                                                                                             229,863
                            --------------------------------------------------------------------------------------------------------
                            Office Electronics - 0.9%               12,000  Canon, Inc.                                      792,271
                                                                    13,000  Ricoh Co., Ltd.                                  253,411
                                                                                                                      --------------
                                                                                                                           1,045,682
                            --------------------------------------------------------------------------------------------------------
                            Oil, Gas & Consumable                   21,000  Nippon Oil Corp.                                 164,277
                            Fuels - 0.1%
                            --------------------------------------------------------------------------------------------------------
                            Paper & Forest                              17  Nippon Paper Group, Inc. (f)                      73,337
                            Products - 0.1%                          9,000  OJI Paper Co., Ltd.                               55,225
                                                                                                                      --------------
                                                                                                                             128,562
                            --------------------------------------------------------------------------------------------------------
                            Pharmaceuticals - 1.0%                   4,500  Astellas Pharma Inc. (f)                         170,481
                                                                     2,300  Chugai Pharmaceutical Co., Ltd.                   41,618

Master Enhanced International Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                    Shares
Country                     Industry                                  Held  Common Stocks                                  Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                       100  Daiichi Sankyo Co. Ltd.                   $        2,276
                                                                     1,500  Eisai Co., Ltd. (f)                               65,217
                                                                     1,000  Kaken Pharmaceutical Co., Ltd. (f)                 8,357
                                                                     4,000  Kyowa Hakko Kogyo Co., Ltd.                       29,155
                                                                       700  Santen Pharmaceutical Co., Ltd.                   16,493
                                                                     3,000  Shionogi & Co., Ltd. (f)                          49,097
                                                                     2,000  Taisho Pharmaceutical Co., Ltd.                   40,173
                                                                    11,200  Takeda Pharmaceutical Co., Ltd.                  636,935
                                                                     2,000  Tanabe Seiyaku Co., Ltd. (f)                      22,121
                                                                                                                      --------------
                                                                                                                           1,081,923
                            --------------------------------------------------------------------------------------------------------
                            Real Estate - 0.3%                       8,000  Mitsui Fudosan Co., Ltd.                         183,405
                                                                     4,000  Sumitomo Realty & Development Co.,
                                                                            Ltd. (f)                                         110,518
                                                                                                                      --------------
                                                                                                                             293,923
                            --------------------------------------------------------------------------------------------------------
                            Road & Rail - 0.7%                          19  Central Japan Railway Co.                        186,795
                                                                        30  East Japan Railway Co.                           221,714
                                                                     6,000  Keio Electric Railway Co., Ltd.                   39,512
                                                                     2,000  Keisei Electric Railway Co., Ltd. (f)             13,764
                                                                    13,000  Kintetsu Corp. (f)                                50,572
                                                                    10,000  Nippon Express Co., Ltd. (f)                      56,615
                                                                    11,000  Odakyu Electric Railway Co., Ltd. (f)             67,963
                                                                     3,000  Seino Holdings Corp. (f)                          31,223
                                                                     6,000  Tobu Railway Co., Ltd. (f)                        31,477
                                                                        24  West Japan Railway Co.                           101,093
                                                                                                                      --------------
                                                                                                                             800,728
                            --------------------------------------------------------------------------------------------------------
                            Semiconductors &                           900  Advantest Corp. (f)                              107,018
                            Semiconductor                            1,300  Rohm Co., Ltd. (f)                               137,173
                            Equipment - 0.5%                           500  Sumco Corp.                                       26,782
                                                                     4,400  Tokyo Electron Ltd. (f)                          302,805
                                                                                                                      --------------
                                                                                                                             573,778
                            --------------------------------------------------------------------------------------------------------
                            Software - 0.2%                            400  Fuji Soft ABC, Inc.                               11,865
                                                                     1,200  Nintendo Co., Ltd.                               178,998
                                                                       100  Oracle Corp. Japan                                 4,992
                                                                     1,500  Trend Micro, Inc.                                 52,504
                                                                                                                      --------------
                                                                                                                             248,359
                            --------------------------------------------------------------------------------------------------------
                            Specialty Retail - 0.1%                    500  Aoyama Trading Co., Ltd.                          16,484
                                                                       200  Autobacs Seven Co., Ltd.                           9,950
                                                                       500  Shimachu Co., Ltd.                                15,679
                                                                       100  Shimamura Co., Ltd.                               11,603
                                                                       800  Yamada Denki Co., Ltd.                            92,008
                                                                                                                      --------------
                                                                                                                             145,724
                            --------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                    Shares
Country                     Industry                                  Held  Common Stocks                                  Value
------------------------------------------------------------------------------------------------------------------------------------
                            Textiles, Apparel & Luxury               3,000  Gunze Ltd. (f)                            $       20,214
                            Goods - 0.1%                             3,000  Nisshinbo Industries, Inc.                        33,537
                                                                     1,000  Tokyo Style Co., Ltd.                             11,874
                                                                     6,000  Toyobo Co., Ltd.                                  18,510
                                                                                                                      --------------
                                                                                                                              84,135
                            --------------------------------------------------------------------------------------------------------
                            Tobacco - 0.4%                             130  Japan Tobacco, Inc.                              456,140
                            --------------------------------------------------------------------------------------------------------
                            Trading Companies &                     15,000  Itochu Corp.                                     128,528
                            Distributors - 1.2%                     13,000  Marubeni Corp. (f)                                67,870
                                                                    23,600  Mitsubishi Corp. (f)                             536,045
                                                                    24,000  Mitsui & Co., Ltd. (f)                           346,199
                                                                     8,900  Sojitz Corp. (b)(f)                               52,499
                                                                    13,000  Sumitomo Corp.                                   184,660
                                                                                                                      --------------
                                                                                                                           1,315,801
                            --------------------------------------------------------------------------------------------------------
                            Wireless Telecommunication                  29  KDDI Corp. (f)                                   154,598
                            Services - 0.3%                            155  NTT DoCoMo, Inc. (f)                             228,579
                                                                                                                      --------------
                                                                                                                             383,177
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Japan                  26,727,249
------------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.2%          Construction Materials - 0.1%           17,914  Fletcher Building Ltd.                            97,446
                            --------------------------------------------------------------------------------------------------------
                            Diversified Telecommunication            7,502  Telecom Corp. of New Zealand Ltd.                 25,402
                            Services - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Electric Utilities - 0.1%               10,009  Contact Energy Ltd.                               47,472
                            --------------------------------------------------------------------------------------------------------
                            Hotels, Restaurants &                    4,232  Sky City Ltd.                                     13,864
                            Leisure - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Household Durables - 0.0%                2,277  Fisher & Paykel Appliances Holdings Ltd.           5,901
                            --------------------------------------------------------------------------------------------------------
                            Insurance - 0.0%                         4,753  Tower Ltd. (b)                                     7,582
                            --------------------------------------------------------------------------------------------------------
                            Transportation                           8,875  Auckland International Airport Ltd. (f)           11,066
                            Infrastructure - 0.0%
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in New Zealand               208,733
------------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.8%            Airlines - 0.1%                         14,000  Singapore Airlines Ltd.                          121,126
                            --------------------------------------------------------------------------------------------------------
                            Commercial Banks - 0.2%                 14,134  Oversea-Chinese Banking Corp.                     58,522
                                                                    14,000  United Overseas Bank Ltd.                        134,969
                                                                                                                      --------------
                                                                                                                             193,491
                            --------------------------------------------------------------------------------------------------------
                            Communications                          23,000  Datacraft Asia Ltd.                               25,990
                            Equipment - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Computers &                                 50  Creative Technology Ltd.                             365
                            Peripherals - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Distributors - 0.0%                      1,099  Jardine Cycle & Carriage Ltd.                      7,539
                            --------------------------------------------------------------------------------------------------------
                            Diversified Financial                    7,000  Singapore Exchange Ltd.                           17,304
                            Services - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Diversified Telecommunication           40,544  Singapore Telecommunications Ltd.                 66,147
                            Services - 0.1%
                            --------------------------------------------------------------------------------------------------------
                            Electronic Equipment &                   3,000  Venture Corp. Ltd.                                23,731
                            Instruments - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Hotels, Restaurants &                    5,000  City Developments Ltd.                            33,371
                            Leisure - 0.0%                             685  Overseas Union Enterprise Ltd.                     5,038
                                                                                                                      --------------
                                                                                                                              38,409
                            --------------------------------------------------------------------------------------------------------
                            Industrial                                  18  Fraser and Neave Ltd.                                220
                            Conglomerates - 0.3%                     1,000  Haw Par Corp. Ltd.                                 3,677

Master Enhanced International Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                    Shares
Country                     Industry                                  Held  Common Stocks                                  Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                       956  Keppel Corp. Ltd.                         $        8,153
                                                                   126,911  SembCorp Industries Ltd.                         274,504
                                                                                                                      --------------
                                                                                                                             286,554
                            --------------------------------------------------------------------------------------------------------
                            Machinery - 0.0%                           399  SembCorp Marine Ltd.                                 703
                            --------------------------------------------------------------------------------------------------------
                            Marine - 0.0%                            5,000  Neptune Orient Lines Ltd.                          6,736
                            --------------------------------------------------------------------------------------------------------
                            Real Estate - 0.1%                       4,884  Allgreen Properties Ltd.                           4,708
                                                                    27,000  CapitaLand Ltd.                                   80,759
                                                                     2,771  Keppel Land Ltd.                                   8,460
                                                                     6,000  United Overseas Land Ltd.                         10,716
                                                                     8,200  Wing Tai Holdings Ltd.                             9,628
                                                                                                                      --------------
                                                                                                                             114,271
                            --------------------------------------------------------------------------------------------------------
                            Road & Rail - 0.0%                       4,969  SMRT Corp. Ltd.                                    3,439
                            --------------------------------------------------------------------------------------------------------
                            Semiconductors &                           300  Chartered Semiconductor Manufacturing
                            Semiconductor                                   Ltd. (a)(b)(f)                                     2,901
                            Equipment - 0.0%                         2,000  STATS ChipPAC Ltd. (b)                             1,594
                                                                                                                      --------------
                                                                                                                               4,495
                            --------------------------------------------------------------------------------------------------------
                            Transportation                           2,682  SembCorp Logistics Ltd.                            2,934
                            Infrastructure - 0.0%
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Singapore                 913,234
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in the Pacific
                                                                            Basin/Asia                                    34,589,497
------------------------------------------------------------------------------------------------------------------------------------
Western Europe - 63.5%
------------------------------------------------------------------------------------------------------------------------------------
Austria - 0.5%              Commercial Banks - 0.1%                  1,088  Erste Bank der Oesterreichischen
                                                                            Sparkassen AG                                     64,068
                            --------------------------------------------------------------------------------------------------------
                            Construction Materials - 0.0%            1,096  RHI AG (b)(f)                                     35,572
                            --------------------------------------------------------------------------------------------------------
                            Diversified Telecommunication            1,665  Telekom Austria AG                                39,190
                            Services - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Machinery - 0.2%                         1,425  Andritz AG (f)                                   207,264
                            --------------------------------------------------------------------------------------------------------
                            Metals & Mining - 0.0%                     210  Boehler-Uddeholm AG                               43,203
                            --------------------------------------------------------------------------------------------------------
                            Oil, Gas & Consumable                    3,141  OMV AG                                           209,821
                            Fuels - 0.2%
                            --------------------------------------------------------------------------------------------------------
                            Real Estate - 0.0%                          31  IMMOFINANZ Immobilien Anlagen AG (b)                 321
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Austria                   599,439
------------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.0%              Commercial Banks - 0.2%                  2,912  Dexia                                             75,202
                                                                     1,199  KBC Bancassurance Holding                        128,557
                                                                                                                      --------------
                                                                                                                             203,759
                            --------------------------------------------------------------------------------------------------------
                            Distributors - 0.0%                         41  D'ieteren SA                                      12,250
                            --------------------------------------------------------------------------------------------------------
                            Diversified Financial                   10,431  Fortis                                           372,130
                            Services - 0.4%
                            --------------------------------------------------------------------------------------------------------
                            Diversified Telecommunication                1  Belgacom SA                                           32
                            Services - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Electrical Equipment - 0.0%                130  Bekaert SA                                        13,372
                            --------------------------------------------------------------------------------------------------------
                            Food & Staples                           3,427  Delhaize Group                                   245,514
                            Retailing - 0.2%
                            --------------------------------------------------------------------------------------------------------
                            Health Care Equipment &                    252  Omega Pharma SA                                   15,416
                            Supplies - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Leisure Equipment &                         32  AGFA-Gevaert NV                                      609
                            Products - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Marine - 0.0%                              138  Compagnie Maritime Belge SA (CMB)                  4,127
                            --------------------------------------------------------------------------------------------------------
                            Pharmaceuticals - 0.2%                   5,163  UCB SA                                           253,670
                            --------------------------------------------------------------------------------------------------------
                            Wireless Telecommunication                  70  Mobistar SA                                        5,074
                            Services - 0.0%
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Belgium                 1,125,953
                            --------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                    Shares
Country                     Industry                                  Held  Common Stocks                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.8%              Commercial Banks - 0.3%                  7,992  Danske Bank A/S                           $      296,142
                            --------------------------------------------------------------------------------------------------------
                            Construction &                           1,625  FLS Industries A/S Class B (f)                    65,089
                            Engineering - 0.1%
                            --------------------------------------------------------------------------------------------------------
                            Electrical Equipment - 0.1%              3,629  Vestas Wind Systems A/S                           90,334
                            --------------------------------------------------------------------------------------------------------
                            Food Products - 0.0%                       447  Danisco A/S                                       36,171
                            --------------------------------------------------------------------------------------------------------
                            Health Care Equipment &                    300  Coloplast A/S Class B                             22,549
                            Supplies - 0.0%                          2,032  GN Store Nord                                     28,009
                                                                                                                      --------------
                                                                                                                              50,558
                            --------------------------------------------------------------------------------------------------------
                            Household Durables - 0.0%                  102  Bang & Olufsen A/S Class B                        11,794
                            --------------------------------------------------------------------------------------------------------
                            Insurance - 0.1%                           598  Topdanmark A/S (b)                                74,865
                            --------------------------------------------------------------------------------------------------------
                            Machinery - 0.0%                           189  NKT Holding A/S                                   11,953
                            --------------------------------------------------------------------------------------------------------
                            Marine - 0.1%                                8  AP Moller - Maersk A/S                            68,628
                            --------------------------------------------------------------------------------------------------------
                            Oil, Gas & Consumable                      126  D/S Torm A/S                                       5,864
                            Fuels - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Pharmaceuticals - 0.1%                      79  H Lundbeck A/S                                     1,729
                                                                     2,408  Novo-Nordisk A/S B                               149,559
                                                                                                                      --------------
                                                                                                                             151,288
                            --------------------------------------------------------------------------------------------------------
                            Road & Rail - 0.0%                         216  DSV A/S                                           28,723
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Denmark                   891,409
------------------------------------------------------------------------------------------------------------------------------------
Finland - 1.6%              Auto Components - 0.0%                       1  Nokian Renkaat Oyj                                    18
                            --------------------------------------------------------------------------------------------------------
                            Communications                          41,037  Nokia Oyj                                        848,213
                            Equipment - 0.8%
                            --------------------------------------------------------------------------------------------------------
                            Diversified Telecommunication            6,744  Elisa Corp.                                      133,682
                            Services - 0.1%                          3,773  TeliaSonera AB                                    22,647
                                                                                                                      --------------
                                                                                                                             156,329
                            --------------------------------------------------------------------------------------------------------
                            Electric Utilities - 0.1%                3,023  Fortum Oyj                                        76,166
                            --------------------------------------------------------------------------------------------------------
                            Food & Staples                             604  Kesko Oyj Class B                                 18,822
                            Retailing - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            IT Services - 0.1%                       4,283  Tietoenator Oyj                                  167,103
                            --------------------------------------------------------------------------------------------------------
                            Insurance - 0.1%                         3,960  Sampo Oyj                                         83,241
                            --------------------------------------------------------------------------------------------------------
                            Machinery - 0.2%                         5,118  Metso Oyj                                        197,265
                                                                         1  Wartsila Oyj                                          37
                                                                                                                      --------------
                                                                                                                             197,302
                            --------------------------------------------------------------------------------------------------------
                            Metals & Mining - 0.0%                      35  Outokumpu Oyj                                        706
                                                                       850  Rautaruukki Oyj                                   31,353
                                                                                                                      --------------
                                                                                                                              32,059
                            --------------------------------------------------------------------------------------------------------
                            Oil, Gas & Consumable                      252  Neste Oil Oyj                                      8,652
                            Fuels - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Paper & Forest                           5,773  Stora Enso Oyj Class R                            88,725
                            Products - 0.2%                          5,009  UPM-Kymmene Oyj                                  118,203
                                                                                                                      --------------
                                                                                                                             206,928
                            --------------------------------------------------------------------------------------------------------
                            Pharmaceuticals - 0.0%                       2  Orion Oyj Class B                                     48
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Finland                 1,794,881
                            --------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                    Shares
Country                     Industry                                  Held  Common Stocks                                  Value
------------------------------------------------------------------------------------------------------------------------------------
France - 9.1%               Aerospace & Defense - 0.3%               7,593  European Aeronautic Defense and
                                                                            Space Co.                                 $      319,491
                                                                       864  Zodiac SA                                         55,991
                                                                                                                      --------------
                                                                                                                             375,482
                            --------------------------------------------------------------------------------------------------------
                            Airlines - 0.0%                          1,739  Air France-KLM                                    40,890
                            --------------------------------------------------------------------------------------------------------
                            Automobiles - 0.2%                         777  Peugeot SA                                        48,895
                                                                     1,763  Renault SA                                       187,215
                                                                                                                      --------------
                                                                                                                             236,110
                            --------------------------------------------------------------------------------------------------------
                            Beverages - 0.1%                           506  Pernod-Ricard                                     96,811
                            --------------------------------------------------------------------------------------------------------
                            Building Products - 0.4%                 6,962  Cie de Saint-Gobain                              485,707
                            --------------------------------------------------------------------------------------------------------
                            Chemicals - 0.2%                         1,030  Air Liquide                                      214,142
                            --------------------------------------------------------------------------------------------------------
                            Commercial Banks - 1.2%                  7,508  BNP Paribas                                      696,430
                                                                     5,711  Credit Agricole SA                               221,919
                                                                     3,147  Societe Generale                                 472,617
                                                                                                                      --------------
                                                                                                                           1,390,966
                            --------------------------------------------------------------------------------------------------------
                            Commercial Services &                      535  Societe BIC SA                                    35,868
                            Supplies - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Communications                           6,401  Alcatel SA (b)                                    98,919
                            Equipment - 0.1%
                            --------------------------------------------------------------------------------------------------------
                            Construction &                           1,228  Vinci SA                                         120,892
                            Engineering - 0.1%
                            --------------------------------------------------------------------------------------------------------
                            Construction Materials - 0.2%            1,091  Imerys SA                                         91,759
                                                                     1,186  Lafarge SA                                       134,195
                                                                                                                      --------------
                                                                                                                             225,954
                            --------------------------------------------------------------------------------------------------------
                            Diversified Telecommunication            6,854  France Telecom SA                                153,944
                            Services - 0.1%
                            --------------------------------------------------------------------------------------------------------
                            Electrical Equipment - 0.2%                787  Alstom (b)                                        65,906
                                                                     1,864  Schneider Electric SA                            200,986
                                                                                                                      --------------
                                                                                                                             266,892
                            --------------------------------------------------------------------------------------------------------
                            Food & Staples                           5,945  Carrefour SA                                     315,833
                            Retailing - 0.3%
                            --------------------------------------------------------------------------------------------------------
                            Food Products - 0.2%                     1,910  Groupe Danone                                    233,682
                            --------------------------------------------------------------------------------------------------------
                            Gas Utilities - 0.3%                     9,685  Gaz de France                                    349,735
                            --------------------------------------------------------------------------------------------------------
                            Health Care Equipment &                    484  Cie Generale d'Optique Essilor
                            Supplies - 0.1%                                 International SA                                  43,109
                            --------------------------------------------------------------------------------------------------------
                            Hotels, Restaurants &                    1,230  Accor SA                                          70,808
                            Leisure - 0.2%                           1,793  Sodexho Alliance SA                               85,057
                                                                                                                      --------------
                                                                                                                             155,865
                            --------------------------------------------------------------------------------------------------------
                            IT Services - 0.1%                           3  Atos Origin (b)                                      222
                                                                     1,121  Cap Gemini SA                                     60,992
                                                                                                                      --------------
                                                                                                                              61,214
                            --------------------------------------------------------------------------------------------------------
                            Insurance - 0.6%                        13,047  AXA                                              457,247
                                                                     2,198  CNP Assurances                                   221,306
                                                                     7,658  SCOR                                              19,461
                                                                                                                      --------------
                                                                                                                             698,014
                            --------------------------------------------------------------------------------------------------------
                            Media - 0.7%                               636  Lagardere S.C.A.                                  49,605
                                                                     2,304  Publicis Groupe                                   89,780

Master Enhanced International Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                    Shares
Country                     Industry                                  Held  Common Stocks                                  Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                     2,184  Societe Television Francaise 1            $       66,075
                                                                    15,224  Vivendi SA                                       522,119
                                                                     2,500  Vivendi SA (a)                                    85,500
                                                                                                                      --------------
                                                                                                                             813,079
                            --------------------------------------------------------------------------------------------------------
                            Metals & Mining - 0.2%                   4,021  Arcelor                                          158,292
                            --------------------------------------------------------------------------------------------------------
                            Multi-Utilities - 0.5%                   8,635  Suez SA                                          339,824
                                                                     3,947  Veolia Environnement                             218,906
                                                                                                                      --------------
                                                                                                                             558,730
                            --------------------------------------------------------------------------------------------------------
                            Multiline Retail - 0.0%                    321  Pinault-Printemps-Redoute                         38,710
                            --------------------------------------------------------------------------------------------------------
                            Oil, Gas & Consumable                    5,100  Total SA                                       1,343,599
                            Fuels - 1.2%
                            --------------------------------------------------------------------------------------------------------
                            Personal Products - 0.2%                 2,356  L'Oreal SA                                       207,277
                            --------------------------------------------------------------------------------------------------------
                            Pharmaceuticals - 0.8%                   9,514  Sanofi-Aventis                                   903,804
                            --------------------------------------------------------------------------------------------------------
                            Real Estate - 0.1%                           1  Klepierre                                            125
                                                                       614  Unibail                                          110,712
                                                                                                                      --------------
                                                                                                                             110,837
                            --------------------------------------------------------------------------------------------------------
                            Software - 0.0%                             76  Business Objects SA (b)                            2,770
                            --------------------------------------------------------------------------------------------------------
                            Textiles, Apparel &                        100  Hermes International                              25,244
                            Luxury Goods - 0.2%                      1,895  LVMH Moet Hennessy Louis Vuitton SA              185,523
                                                                                                                      --------------
                                                                                                                             210,767
                            --------------------------------------------------------------------------------------------------------
                            Transportation                           5,093  Autoroutes du Sud de la France                   314,329
                            Infrastructure - 0.3%                      749  Societe Des Autoroutes Paris-Rhin-Rhone           55,381
                                                                                                                      --------------
                                                                                                                             369,710
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in France                 10,317,604
------------------------------------------------------------------------------------------------------------------------------------
Germany - 6.1%              Auto Components - 0.1%                     862  Continental AG                                    94,771
                            --------------------------------------------------------------------------------------------------------
                            Automobiles - 0.5%                       7,938  DaimlerChrysler AG                               455,335
                                                                     2,213  Volkswagen AG                                    166,871
                                                                                                                      --------------
                                                                                                                             622,206
                            --------------------------------------------------------------------------------------------------------
                            Biotechnology - 0.0%                     1,274  Qiagen NV (b)                                     18,809
                            --------------------------------------------------------------------------------------------------------
                            Capital Markets - 0.5%                   4,384  Deutsche Bank AG Registered Shares               500,027
                                                                       515  MLP AG                                            12,571
                                                                                                                      --------------
                                                                                                                             512,598
                            --------------------------------------------------------------------------------------------------------
                            Chemicals - 0.7%                         5,702  BASF AG                                          446,450
                                                                     7,343  Bayer AG                                         293,777
                                                                       287  Linde AG                                          24,885
                                                                                                                      --------------
                                                                                                                             765,112
                            --------------------------------------------------------------------------------------------------------
                            Commercial Banks - 0.2%                  4,351  Commerzbank AG                                   173,126
                            --------------------------------------------------------------------------------------------------------
                            Computers &                                142  Wincor Nixdorf AG                                 17,872
                            Peripherals - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Diversified Telecommunication           10,712  Deutsche Telekom AG                              180,448
                            Services - 0.2%
                            --------------------------------------------------------------------------------------------------------
                            Electric Utilities - 0.8%                8,543  E.ON AG                                          938,826
                            --------------------------------------------------------------------------------------------------------
                            Electronic Equipment &                   2,363  Epcos AG (b)                                      31,284
                            Instruments - 0.0%
                            --------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                    Shares
Country                     Industry                                  Held  Common Stocks                                  Value
------------------------------------------------------------------------------------------------------------------------------------
                            Food & Staples                           1,735  Metro AG                                  $       88,835
                            Retailing - 0.1%
                            --------------------------------------------------------------------------------------------------------
                            Food Products - 0.3%                    11,936  Suedzucker AG                                    308,388
                            --------------------------------------------------------------------------------------------------------
                            Health Care Providers &                    665  Fresenius Medical Care AG                         79,349
                            Services - 0.1%
                            --------------------------------------------------------------------------------------------------------
                            Hotels, Restaurants &                    2,039  TUI AG                                            39,974
                            Leisure - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Industrial                               4,132  Siemens AG                                       385,228
                            Conglomerates - 0.3%
                            --------------------------------------------------------------------------------------------------------
                            Insurance - 0.3%                         1,700  Allianz AG Registered Shares                     283,450
                            --------------------------------------------------------------------------------------------------------
                            Machinery - 0.0%                           853  MAN AG                                            59,118
                            --------------------------------------------------------------------------------------------------------
                            Media - 0.0%                               659  Premiere AG (b)                                   11,683
                            --------------------------------------------------------------------------------------------------------
                            Metals & Mining - 0.4%                  13,915  ThyssenKrupp AG                                  401,281
                            --------------------------------------------------------------------------------------------------------
                            Multi-Utilities - 0.3%                   4,416  RWE AG                                           383,809
                            --------------------------------------------------------------------------------------------------------
                            Multiline Retail - 0.2%                  7,473  KarstadtQuelle AG                                175,534
                            --------------------------------------------------------------------------------------------------------
                            Pharmaceuticals - 0.7%                   1,062  Altana AG                                         65,724
                                                                     2,794  Merck KGaA                                       265,186
                                                                     4,480  Schering AG                                      465,110
                                                                                                                      --------------
                                                                                                                             796,020
                            --------------------------------------------------------------------------------------------------------
                            Semiconductors &                         8,975  Infineon Technologies AG (b)                      92,428
                            Semiconductor
                            Equipment - 0.1%
                            --------------------------------------------------------------------------------------------------------
                            Software - 0.1%                            759  SAP AG                                           164,422
                            --------------------------------------------------------------------------------------------------------
                            Textiles, Apparel & Luxury                 289  Adidas-Salomon AG                                 57,073
                            Goods - 0.1%                               202  Puma AG Rudolf Dassler Sport                      76,381
                                                                                                                      --------------
                                                                                                                             133,454
                            --------------------------------------------------------------------------------------------------------
                            Thrifts & Mortgage                       1,820  Hypo Real Estate Holding AG                      124,594
                            Finance - 0.1%
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Germany                 6,882,619
------------------------------------------------------------------------------------------------------------------------------------
Greece - 0.5%               Beverages - 0.1%                         2,288  Coca-Cola Hellenic Bottling Co. SA                70,993
                            --------------------------------------------------------------------------------------------------------
                            Commercial Banks - 0.2%                  1,527  Alpha Bank AE                                     56,324
                                                                     1,724  EFG Eurobank Ergasias SA                          66,303
                                                                       405  Emporiki Bank of Greece SA                        13,527
                                                                     1,162  National Bank of Greece SA                        54,561
                                                                     3,200  Piraeus Bank SA                                   96,812
                                                                                                                      --------------
                                                                                                                             287,527
                            --------------------------------------------------------------------------------------------------------
                            Communications                             774  Intracom SA                                        5,564
                            Equipment - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Construction &                             875  Hellenic Technodomiki Tev SA                       7,476
                            Engineering - 0.0%                         728  Technical Olympic SA                               4,405
                                                                                                                      --------------
                                                                                                                              11,881
                            --------------------------------------------------------------------------------------------------------
                            Construction Materials - 0.0%              521  Titan Cement Co. SA                               24,841
                            --------------------------------------------------------------------------------------------------------
                            Diversified Telecommunication            1,121  Hellenic Telecommunications
                            Services - 0.0%                                 Organization SA                                   24,744
                            --------------------------------------------------------------------------------------------------------
                            Electric Utilities - 0.1%                2,772  Public Power Corp.                                65,078
                            --------------------------------------------------------------------------------------------------------
                            Hotels, Restaurants &                      393  Hyatt Regency SA                                   5,336
                            Leisure - 0.0%                           1,015  OPAP SA                                           38,790
                                                                                                                      --------------
                                                                                                                              44,126
                            --------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                    Shares
Country                     Industry                                  Held  Common Stocks                                  Value
------------------------------------------------------------------------------------------------------------------------------------
                            Metals & Mining - 0.0%                   1,094  Viohalco, Hellenic Copper and Aluminum
                                                                            Industry SA                               $       11,015
                            --------------------------------------------------------------------------------------------------------
                            Wireless Telecommunication               3,251  Cosmote Mobile Telecommunications SA              75,144
                            Services - 0.1%
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Greece                    620,913
------------------------------------------------------------------------------------------------------------------------------------
Ireland - 1.0%              Airlines - 0.1%                         12,393  Ryanair Holdings Plc (b)                         116,380
                            --------------------------------------------------------------------------------------------------------
                            Commercial Banks - 0.5%                  6,550  Allied Irish Banks Plc                           156,152
                                                                     6,906  Bank of Ireland                                  127,867
                                                                       430  Bank of Ireland                                    7,988
                                                                    13,778  Depfa Bank Plc                                   245,101
                                                                                                                      --------------
                                                                                                                             537,108
                            --------------------------------------------------------------------------------------------------------
                            Construction Materials - 0.1%            4,035  CRH Plc                                          140,630
                            --------------------------------------------------------------------------------------------------------
                            Diversified Telecommunication           76,663  Eircom Group Plc                                 197,609
                            Services - 0.2%
                            --------------------------------------------------------------------------------------------------------
                            Food & Staples                          15,934  Fyffes Plc                                        42,422
                            Retailing - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Food Products - 0.0%                     1,807  Greencore Group Plc                                8,419
                            --------------------------------------------------------------------------------------------------------
                            Household Durables - 0.0%                    2  Waterford Wedgwood Plc (b)                             0
                            --------------------------------------------------------------------------------------------------------
                            Insurance - 0.1%                         2,449  Irish Life & Permanent Plc                        58,681
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Ireland                 1,101,249
------------------------------------------------------------------------------------------------------------------------------------
Italy - 3.8%                Aerospace & Defense - 0.1%               4,836  Finmeccanica SpA                                 109,713
                            --------------------------------------------------------------------------------------------------------
                            Automobiles - 0.3%                      26,303  Fiat SpA (f)                                     330,849
                            --------------------------------------------------------------------------------------------------------
                            Capital Markets - 0.2%                   7,471  Banca Fideuram SpA                                42,882
                                                                     6,663  Mediobanca SpA                                   142,720
                                                                     2,552  Mediolanum SpA                                    20,235
                                                                                                                      --------------
                                                                                                                             205,837
                            --------------------------------------------------------------------------------------------------------
                            Commercial Banks - 1.8%                  1,041  Banca Antonveneta SpA                             33,384
                                                                    33,514  Banca Intesa SpA                                 199,947
                                                                    21,132  Banca Intesa SpA (RNC)                           119,426
                                                                     1,300  Banca Lombarda e Piemontese SpA                   21,386
                                                                        28  Banca Monte dei Paschi di Siena SpA                  158
                                                                    34,936  Banca Nazionale del Lavoro SpA                   123,452
                                                                       800  Banca Popolare dell'Etruria e del Lazio           16,212
                                                                       400  Banca Popolare di Intra Scrl                       7,035
                                                                     7,265  Banca Popolare di Milano Scrl                     85,676
                                                                     6,200  Banca Popolare Italiana                           65,508
                                                                       512  Banche Popolari Unite Scrl                        12,398
                                                                        32  Banco Popolare di Verona e Novara Scrl               845
                                                                    28,002  Capitalia SpA                                    232,463
                                                                     1,600  Credito Emiliano SpA                              21,961
                                                                       500  Piccolo Credito Valtellinese Scarl                 7,456
                                                                    14,894  Sanpaolo IMI SpA                                 266,269
                                                                   112,398  UniCredito Italiano SpA                          812,306
                                                                                                                      --------------
                                                                                                                           2,025,882
                            --------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                    Shares
Country                     Industry                                  Held  Common Stocks                                  Value
------------------------------------------------------------------------------------------------------------------------------------
                            Construction Materials - 0.1%            2,657  Italcementi SpA                           $       63,568
                            --------------------------------------------------------------------------------------------------------
                            Diversified Telecommunication                1  Telecom Italia SpA                                     3
                            Services - 0.0%                              1  Telecom Italia SpA (RNC)                               3
                                                                                                                      --------------
                                                                                                                                   6
                            --------------------------------------------------------------------------------------------------------
                            Gas Utilities - 0.1%                    18,756  Snam Rete Gas SpA                                 82,778
                            --------------------------------------------------------------------------------------------------------
                            Industrial                              24,771  Pirelli & C SpA                                   23,592
                            Conglomerates - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Insurance - 0.4%                         7,689  Alleanza Assicurazioni SpA                        91,374
                                                                    10,213  Assicurazioni Generali SpA                       384,128
                                                                       800  Toro Assicurazioni SpA                            17,102
                                                                                                                      --------------
                                                                                                                             492,604
                            --------------------------------------------------------------------------------------------------------
                            Internet Software &                      5,985  Telecom Italia Media SpA (f)                       3,227
                            Services - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Media - 0.0%                             7,631  Gruppo Editoriale L'Espresso SpA (f)              39,968
                            --------------------------------------------------------------------------------------------------------
                            Oil, Gas & Consumable                   26,427  ENI SpA                                          750,909
                            Fuels - 0.7%
                            --------------------------------------------------------------------------------------------------------
                            Textiles, Apparel & Luxury               2,725  Benetton Group SpA                                40,614
                            Goods - 0.1%                             3,715  Bulgari SpA                                       44,643
                                                                     1,203  Luxottica Group SpA                               33,105
                                                                                                                      --------------
                                                                                                                             118,362
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Italy                   4,247,295
------------------------------------------------------------------------------------------------------------------------------------
Netherlands - 3.8%          Air Freight &                            2,830  TNT NV                                            97,845
                            Logistics - 0.1%
                            --------------------------------------------------------------------------------------------------------
                            Chemicals - 0.1%                         1,889  Akzo Nobel NV                                    100,103
                                                                       531  Koninklijke DSM NV                                24,213
                                                                                                                      --------------
                                                                                                                             124,316
                            --------------------------------------------------------------------------------------------------------
                            Commercial Banks - 0.4%                 14,878  ABN AMRO Holding NV                              445,436
                            --------------------------------------------------------------------------------------------------------
                            Commercial Services &                    1,042  Buhrmann NV                                       18,410
                            Supplies - 0.0%                            312  Vedior NV                                          6,105
                                                                                                                      --------------
                                                                                                                              24,515
                            --------------------------------------------------------------------------------------------------------
                            Diversified Financial                    4,704  Euronext NV                                      387,380
                            Services - 1.2%                         25,404  ING Groep NV CVA                               1,002,215
                                                                                                                      --------------
                                                                                                                           1,389,595
                            --------------------------------------------------------------------------------------------------------
                            Diversified Telecommunication           16,997  Koninklijke KPN NV                               191,292
                            Services - 0.2%
                            --------------------------------------------------------------------------------------------------------
                            Food Products - 0.3%                     1,098  Royal Numico NV                                   48,513
                                                                     4,846  Unilever NV                                      336,031
                                                                                                                      --------------
                                                                                                                             384,544
                            --------------------------------------------------------------------------------------------------------
                            Household Durables - 0.3%               11,251  Koninklijke Philips Electronics NV               379,735
                            --------------------------------------------------------------------------------------------------------
                            Insurance - 0.3%                        19,263  Aegon NV                                         355,962
                            --------------------------------------------------------------------------------------------------------
                            Machinery - 0.0%                           600  Stork NV                                          33,429
                            --------------------------------------------------------------------------------------------------------
                            Media - 0.4%                             5,065  VNU NV                                           164,453
                                                                    12,928  Wolters Kluwer NV                                321,972
                                                                                                                      --------------
                                                                                                                             486,425
                            --------------------------------------------------------------------------------------------------------
                            Office Electronics - 0.1%                2,653  OCE NV                                            48,062
                            --------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                    Shares
Country                     Industry                                  Held  Common Stocks                                  Value
------------------------------------------------------------------------------------------------------------------------------------
                            Real Estate - 0.1%                         446  Rodamco Europe NV                         $       44,717
                                                                       207  Wereldhave NV                                     23,247
                                                                                                                      --------------
                                                                                                                              67,964
                            --------------------------------------------------------------------------------------------------------
                            Semiconductors &                        13,821  ASML Holding NV (b)                              281,826
                            Semiconductor
                            Equipment - 0.3%
                            --------------------------------------------------------------------------------------------------------
                            Trading Companies &                        125  Hagemeyer NV (b)                                     631
                            Distributors - 0.0%
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in the Netherlands         4,311,577
------------------------------------------------------------------------------------------------------------------------------------
Norway - 0.8%               Airlines - 0.0%                          2,550  SAS AB (b)                                        35,747
                            --------------------------------------------------------------------------------------------------------
                            Chemicals - 0.1%                         4,125  Yara International ASA                            65,525
                            --------------------------------------------------------------------------------------------------------
                            Commercial Banks - 0.0%                  2,987  DNB NOR ASA                                       40,166
                            --------------------------------------------------------------------------------------------------------
                            Communications                           7,954  Tandberg Television ASA (b)(f)                   166,646
                            Equipment - 0.2%
                            --------------------------------------------------------------------------------------------------------
                            Diversified Telecommunication           34,221  Telenor ASA                                      367,612
                            Services - 0.3%
                            --------------------------------------------------------------------------------------------------------
                            Energy Equipment &                       3,772  Stolt Offshore SA (b)                             59,199
                            Services - 0.1%
                            --------------------------------------------------------------------------------------------------------
                            Food Products - 0.0%                        35  Orkla ASA                                          1,733
                            --------------------------------------------------------------------------------------------------------
                            Insurance - 0.0%                         2,155  Storebrand ASA                                    24,053
                            --------------------------------------------------------------------------------------------------------
                            Marine - 0.0%                                1  Stolt-Nielsen SA                                      31
                            --------------------------------------------------------------------------------------------------------
                            Oil, Gas & Consumable                       15  Norsk Hydro ASA                                    2,075
                            Fuels - 0.1%                             4,939  Statoil ASA                                      142,236
                                                                                                                      --------------
                                                                                                                             144,311
                            --------------------------------------------------------------------------------------------------------
                            Paper & Forest                               3  Norske Skogindustrier ASA                             51
                            Products - 0.0%
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Norway                    905,074
------------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.4%             Commercial Banks - 0.1%                  2,760  Banco BPI SA                                      19,639
                                                                    33,948  Banco Comercial Portugues SA Registered
                                                                            Shares                                           108,047
                                                                     1,056  Banco Espirito Santo SA Registered
                                                                            Shares                                            19,233
                                                                                                                      --------------
                                                                                                                             146,919
                            --------------------------------------------------------------------------------------------------------
                            Diversified Telecommunication            4,364  Portugal Telecom SGPS SA Registered
                            Services - 0.1%                                 Shares                                            52,864
                            --------------------------------------------------------------------------------------------------------
                            Food & Staples                             346  Jeronimo Martins                                   5,975
                            Retailing - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Industrial                             155,035  Sonae SGPS SA                                    253,282
                            Conglomerates - 0.2%
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Portugal                  459,040
------------------------------------------------------------------------------------------------------------------------------------
Spain - 3.5%                Airlines - 0.0%                          4,386  Iberia Lineas Aereas de Espana                    12,102
                            --------------------------------------------------------------------------------------------------------
                            Commercial Banks - 1.3%                 23,076  Banco Bilbao Vizcaya Argentaria SA               480,878
                                                                     4,300  Banco Bilbao Vizcaya Argentaria SA (a)            89,655
                                                                     5,395  Banco Popular Espanol SA                          79,390
                                                                    55,414  Banco Santander Central Hispano SA               808,068
                                                                                                                      --------------
                                                                                                                           1,457,991
                            --------------------------------------------------------------------------------------------------------
                            Construction &                           6,691  ACS Actividades de Construccion y
                            Engineering - 0.4%                              Servicios, SA                                    259,595
                                                                        52  Grupo Ferrovial SA                                 4,197
                                                                     5,797  Sacyr Vallehermoso SA (f)                        197,129
                                                                                                                      --------------
                                                                                                                             460,921
                            --------------------------------------------------------------------------------------------------------
                            Diversified Telecommunication           39,978  Telefonica SA                                    626,516
                            Services - 0.6%
                            --------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                    Shares
Country                     Industry                                  Held  Common Stocks                                  Value
------------------------------------------------------------------------------------------------------------------------------------
                            Electric Utilities - 0.6%               13,165  Endesa SA (f)                             $      424,420
                                                                     6,470  Iberdrola SA                                     208,583
                                                                     1,230  Union Fenosa SA (f)                               46,694
                                                                                                                      --------------
                                                                                                                             679,697
                            --------------------------------------------------------------------------------------------------------
                            Gas Utilities - 0.0%                       333  Gas Natural SDG SA                                 9,627
                            --------------------------------------------------------------------------------------------------------
                            Insurance - 0.1%                         3,281  Corporacion Mapfre SA                             66,744
                            --------------------------------------------------------------------------------------------------------
                            Media - 0.0%                                 3  Sogecable SA (b)                                     120
                                                                     1,476  Telefonica Publicidad e Informacion, SA           16,433
                                                                                                                      --------------
                                                                                                                              16,553
                            --------------------------------------------------------------------------------------------------------
                            Metals & Mining - 0.0%                       1  Acerinox SA                                           16
                            --------------------------------------------------------------------------------------------------------
                            Oil, Gas & Consumable                    8,715  Repsol YPF SA                                    247,210
                            Fuels - 0.2%
                            --------------------------------------------------------------------------------------------------------
                            Real Estate - 0.0%                         280  Inmobiliaria Colonial SA                          19,653
                                                                        94  Metrovacesa SA                                     7,974
                                                                                                                      --------------
                                                                                                                              27,627
                            --------------------------------------------------------------------------------------------------------
                            Specialty Retail - 0.1%                  3,072  Inditex SA                                       118,406
                            --------------------------------------------------------------------------------------------------------
                            Tobacco - 0.1%                           2,636  Altadis SA (f)                                   118,029
                            --------------------------------------------------------------------------------------------------------
                            Transportation                           3,120  Abertis Infraestructuras SA (f)                   80,762
                            Infrastructure - 0.1%
                            --------------------------------------------------------------------------------------------------------
                            Water Utilities - 0.0%                   2,099  Sociedad General de Aguas de Barcelona
                                                                            SA Class A                                        55,019
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Spain                   3,977,220
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.2%               Airlines - 0.0%                             17  SAS AB (b)                                           238
                            --------------------------------------------------------------------------------------------------------
                            Building Products - 0.0%                    14  Assa Abloy AB B                                      260
                            --------------------------------------------------------------------------------------------------------
                            Commercial Banks - 0.5%                 22,905  Nordea Bank AB                                   282,870
                                                                     6,115  Skandinaviska Enskilda Banken AB Class A         151,429
                                                                     4,871  Svenska Handelsbanken Class A                    135,311
                                                                                                                      --------------
                                                                                                                             569,610
                            --------------------------------------------------------------------------------------------------------
                            Commercial Services &                      848  Securitas AB                                      16,321
                            Supplies - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Communications                          83,112  Telefonaktiebolaget LM Ericsson                  315,654
                            Equipment - 0.3%
                            --------------------------------------------------------------------------------------------------------
                            Construction &                           5,284  Skanska AB Class B                                86,443
                            Engineering - 0.1%
                            --------------------------------------------------------------------------------------------------------
                            Diversified Telecommunication           21,042  Tele2 AB                                         248,388
                            Services - 0.3%                         13,232  TeliaSonera AB                                    79,286
                                                                                                                      --------------
                                                                                                                             327,674
                            --------------------------------------------------------------------------------------------------------
                            Food & Staples                             269  Axfood AB                                          6,679
                            Retailing - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Health Care Equipment &                  2,269  Getinge AB Class B (f)                            36,683
                            Supplies - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Health Care Providers &                    688  Capio AB (b)                                      12,844
                            Services - 0.1%                          3,463  Gambro AB Class A (f)                             41,323
                                                                     2,725  Gambro AB Class B                                 32,691
                                                                                                                      --------------
                                                                                                                              86,858
                            --------------------------------------------------------------------------------------------------------
                            Machinery - 0.8%                           888  Alfa Laval AB                                     23,870
                                                                     3,015  Atlas Copco AB Class A                            84,720
                                                                    14,160  Atlas Copco AB Class B                           369,729

Master Enhanced International Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                    Shares
Country                     Industry                                  Held  Common Stocks                                  Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                       996  SKF AB Class B                            $       16,230
                                                                     2,573  Sandvik AB                                       152,029
                                                                       703  Trelleborg AB Class B                             16,371
                                                                     1,118  Volvo AB Class A (f)                              51,068
                                                                     2,806  Volvo AB Class B                                 131,233
                                                                                                                      --------------
                                                                                                                             845,250
                            --------------------------------------------------------------------------------------------------------
                            Media - 0.0%                             1,391  Eniro AB                                          16,063
                                                                       620  Modern Times Group AB Class B (b)                 29,116
                                                                                                                      --------------
                                                                                                                              45,179
                            --------------------------------------------------------------------------------------------------------
                            Metals & Mining - 0.0%                     458  Ssab Svenskt Stal AB                              21,920
                                                                       216  Ssab Svenskt Stal AB Series B                      9,603
                                                                                                                      --------------
                                                                                                                              31,523
                            --------------------------------------------------------------------------------------------------------
                            Real Estate - 0.1%                         498  Castellum AB                                      21,054
                                                                     1,018  Fabege AB                                         21,421
                                                                       300  Kungsleden AB (f)                                 11,394
                                                                                                                      --------------
                                                                                                                              53,869
                            --------------------------------------------------------------------------------------------------------
                            Software - 0.0%                          2,217  Telelogic AB (b)                                   6,116
                            --------------------------------------------------------------------------------------------------------
                            Specialty Retail - 0.0%                  1,330  Hennes & Mauritz AB B Shares                      48,465
                            --------------------------------------------------------------------------------------------------------
                            Tobacco - 0.0%                              51  Swedish Match AB                                     697
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Sweden                  2,477,519
------------------------------------------------------------------------------------------------------------------------------------
Switzerland - 6.6%          Auto Components - 0.2%                     541  Rieter Holding AG                                215,266
                            --------------------------------------------------------------------------------------------------------
                            Capital Markets - 1.5%                  11,325  Credit Suisse Group                              633,909
                                                                     4,628  UBS AG Registered Shares (f)                     507,120
                                                                     5,270  UBS AG Registered Shares (f)                     579,542
                                                                                                                      --------------
                                                                                                                           1,720,571
                            --------------------------------------------------------------------------------------------------------
                            Chemicals - 0.4%                           611  Ciba Specialty Chemicals AG Registered
                                                                            Shares (f)                                        36,444
                                                                    13,479  Clariant AG                                      208,345
                                                                         9  Givaudan                                           6,901
                                                                       931  Lonza Group AG Registered Shares (f)              63,653
                                                                       772  Syngenta AG                                      108,222
                                                                                                                      --------------
                                                                                                                             423,565
                            --------------------------------------------------------------------------------------------------------
                            Commercial Services &                      804  Adecco SA Registered Shares                       44,819
                            Supplies - 0.1%                             10  SGS SA                                             9,244
                                                                                                                      --------------
                                                                                                                              54,063
                            --------------------------------------------------------------------------------------------------------
                            Computers &                                810  Logitech International SA (b)                     32,292
                            Peripherals - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Construction Materials - 0.1%            1,292  Holcim Ltd.                                      102,621
                            --------------------------------------------------------------------------------------------------------
                            Diversified Telecommunication              183  Swisscom AG                                       59,163
                            Services - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Electrical Equipment - 0.1%             10,460  ABB Ltd.                                         131,665
                            --------------------------------------------------------------------------------------------------------
                            Food Products - 1.3%                     4,969  Nestle SA Registered Shares (f)                1,471,480
                            --------------------------------------------------------------------------------------------------------
                            Health Care Equipment &                      1  Phonak Holding AG Registered Shares                   57
                            Supplies - 0.0%
                            --------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                    Shares
Country                     Industry                                  Held  Common Stocks                                  Value
------------------------------------------------------------------------------------------------------------------------------------
                            Hotels, Restaurants &                      230  Kuoni Reisen Holding AG Registered
                            Leisure - 0.1%                                  Shares (b)                                $      118,973
                            --------------------------------------------------------------------------------------------------------
                            Insurance - 0.5%                         2,595  Swiss Reinsurance Registered Shares              180,896
                                                                     1,619  Zurich Financial Services AG                     379,400
                                                                                                                      --------------
                                                                                                                             560,296
                            --------------------------------------------------------------------------------------------------------
                            Machinery - 0.0%                            42  Sulzer AG                                         28,587
                            --------------------------------------------------------------------------------------------------------
                            Pharmaceuticals - 1.9%                  16,842  Novartis AG Registered Shares                    934,342
                                                                     8,243  Roche Holding AG (f)                           1,224,292
                                                                                                                      --------------
                                                                                                                           2,158,634
                            --------------------------------------------------------------------------------------------------------
                            Semiconductors &                             7  Micronas Semiconductor Holding AG
                            Semiconductor                                   Registered Shares                                    223
                            Equipment - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Specialty Retail - 0.0%                    221  Valora Holding AG                                 46,632
                            --------------------------------------------------------------------------------------------------------
                            Textiles, Apparel & Luxury               8,378  Compagnie Financiere Richemont AG                400,677
                            Goods - 0.4%                               100  The Swatch Group Ltd. Bearer Shares               16,750
                                                                                                                      --------------
                                                                                                                             417,427
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Switzerland             7,541,515
------------------------------------------------------------------------------------------------------------------------------------
United                      Aerospace & Defense - 0.5%              30,303  BAE Systems Plc                                  221,154
Kingdom - 21.8%                                                     39,930  Rolls-Royce Group Plc                            317,213
                                                                 1,538,949  Rolls-Royce Group Plc B Shares                     2,723
                                                                                                                      --------------
                                                                                                                             541,090
                            --------------------------------------------------------------------------------------------------------
                            Airlines - 0.0%                          8,343  British Airways Plc (b)                           51,120
                            --------------------------------------------------------------------------------------------------------
                            Auto Components - 0.2%                  33,548  GKN Plc                                          193,483
                            --------------------------------------------------------------------------------------------------------
                            Beverages - 0.3%                         4,773  Diageo Plc                                        75,049
                                                                     8,350  SABMiller Plc                                    164,532
                                                                     6,922  Scottish & Newcastle Plc                          62,434
                                                                                                                      --------------
                                                                                                                             302,015
                            --------------------------------------------------------------------------------------------------------
                            Building Products - 0.0%                 9,449  Pilkington Plc                                    26,551
                            --------------------------------------------------------------------------------------------------------
                            Capital Markets - 0.2%                   2,602  3i Group Plc                                      42,447
                                                                     4,499  ICAP Plc                                          34,922
                                                                     2,772  Man Group Plc                                    118,521
                                                                     1,797  Schroders Plc                                     37,061
                                                                                                                      --------------
                                                                                                                             232,951
                            --------------------------------------------------------------------------------------------------------
                            Chemicals - 0.2%                         6,622  BOC Group Plc                                    177,691
                                                                    10,930  Imperial Chemical Industries Plc                  65,597
                                                                                                                      --------------
                                                                                                                             243,288
                            --------------------------------------------------------------------------------------------------------
                            Commercial Banks - 4.2%                 59,269  Barclays Plc                                     692,390
                                                                    35,749  HBOS Plc                                         595,899
                                                                   123,250  HSBC Holdings Plc                              2,063,003
                                                                    51,391  Lloyds TSB Group Plc                             490,716
                                                                    28,716  Royal Bank of Scotland Group Plc                 932,926
                                                                                                                      --------------
                                                                                                                           4,774,934
                            --------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                    Shares
Country                     Industry                                  Held  Common Stocks                                  Value
------------------------------------------------------------------------------------------------------------------------------------
                            Commercial Services &                    2,720  Aggreko Plc                               $       14,921
                            Supplies - 0.3%                          6,647  Brambles Industries Plc                           49,663
                                                                     1,782  Davis Service Group Plc                           15,401
                                                                    14,684  De La Rue Plc                                    142,123
                                                                    18,836  Group 4 Securicor Plc                             61,832
                                                                         1  Hays Plc                                               3
                                                                                                                      --------------
                                                                                                                             283,943
                            --------------------------------------------------------------------------------------------------------
                            Construction &                          20,443  Balfour Beatty Plc                               131,909
                            Engineering - 0.1%
                            --------------------------------------------------------------------------------------------------------
                            Construction Materials - 0.1%            6,285  Hanson Plc                                        82,198
                            --------------------------------------------------------------------------------------------------------
                            Distributors - 0.0%                        690  Inchcape Plc                                      31,201
                            --------------------------------------------------------------------------------------------------------
                            Diversified Financial                   52,607  Old Mutual Plc                                   183,639
                            Services - 0.2%
                            --------------------------------------------------------------------------------------------------------
                            Diversified Telecommunication          152,331  BT Group Plc                                     586,579
                            Services - 0.5%                              1  Cable & Wireless Plc                                   2
                                                                                                                      --------------
                                                                                                                             586,581
                            --------------------------------------------------------------------------------------------------------
                            Electric Utilities - 0.1%                7,855  Scottish & Southern Energy Plc                   154,233
                            --------------------------------------------------------------------------------------------------------
                            Electronic Equipment &                     490  Electrocomponents Plc                              2,380
                            Instruments - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Food & Staples                           1,128  Boots Group Plc                                   14,077
                            Retailing - 0.4%                         5,245  J Sainsbury Plc                                   30,250
                                                                    74,040  Tesco Plc                                        423,805
                                                                                                                      --------------
                                                                                                                             468,132
                            --------------------------------------------------------------------------------------------------------
                            Food Products - 0.6%                    19,657  Cadbury Schweppes Plc                            195,029
                                                                    18,347  Tate & Lyle Plc                                  181,713
                                                                    25,790  Unilever Plc                                     263,483
                                                                                                                      --------------
                                                                                                                             640,225
                            --------------------------------------------------------------------------------------------------------
                            Health Care Equipment &                      1  Smith & Nephew Plc                                     9
                            Supplies - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Health Care Providers &                  2,379  Alliance Unichem Plc                              36,973
                            Services - 0.0%                          2,088  iSOFT Group Plc                                    5,306
                                                                                                                      --------------
                                                                                                                              42,279
                            --------------------------------------------------------------------------------------------------------
                            Hotels, Restaurants &                    1,548  Carnival Plc                                      75,988
                            Leisure - 0.6%                           3,004  Enterprise Inns Plc                               49,605
                                                                    59,275  Ladbrokes Plc                                    399,951
                                                                     4,797  Mitchells & Butlers Plc                           39,814
                                                                     2,287  Punch Taverns Plc                                 33,421
                                                                     2,574  Whitbread Plc                                     52,952
                                                                                                                      --------------
                                                                                                                             651,731
                            --------------------------------------------------------------------------------------------------------
                            Household Durables - 0.3%                2,194  Barratt Developments  Plc                         40,301
                                                                     1,140  Bellway Plc                                       24,421
                                                                       993  Berkeley Group Holdings Plc                       20,410
                                                                     2,515  Persimmon Plc                                     57,932

Master Enhanced International Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                    Shares
Country                     Industry                                  Held  Common Stocks                                  Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                    25,090  Taylor Woodrow Plc                        $      175,820
                                                                     3,684  Wimpey George Plc                                 35,752
                                                                                                                      --------------
                                                                                                                             354,636
                            --------------------------------------------------------------------------------------------------------
                            Industrial                               1,911  Cookson Group Plc                                 17,137
                            Conglomerates - 0.0%
                            --------------------------------------------------------------------------------------------------------
                            Insurance - 1.0%                        41,001  Aviva Plc                                        568,589
                                                                    17,207  Friends Provident Plc                             62,230
                                                                    59,627  Legal & General Group Plc                        146,865
                                                                     4,115  Old Mutual Plc                                    14,363
                                                                    22,862  Prudential Plc                                   264,698
                                                                     1,803  Resolution Plc                                    20,969
                                                                     8,224  Royal & Sun Alliance Insurance Group              19,650
                                                                                                                      --------------
                                                                                                                           1,097,364
                            --------------------------------------------------------------------------------------------------------
                            Internet & Catalog                       5,779  GUS Plc                                          105,752
                            Retail - 0.1%
                            --------------------------------------------------------------------------------------------------------
                            Media - 0.2%                            10,731  Aegis Group Plc                                   25,454
                                                                    38,766  ITV Plc                                           80,185
                                                                     7,365  Pearson Plc                                      101,944
                                                                       991  United Business Media Plc                         12,471
                                                                     6,057  Yell Group Plc                                    57,206
                                                                                                                      --------------
                                                                                                                             277,260
                            --------------------------------------------------------------------------------------------------------
                            Metals & Mining - 0.6%                  12,993  Anglo American Plc                               499,869
                                                                     1,402  BHP Billiton Plc                                  25,571
                                                                    46,589  Corus Group Plc                                   71,113
                                                                     2,394  Rio Tinto Plc Registered Shares                  121,336
                                                                                                                      --------------
                                                                                                                             717,889
                            --------------------------------------------------------------------------------------------------------
                            Multi-Utilities - 0.8%                  90,742  Centrica Plc                                     443,070
                                                                    40,599  National Grid Plc                                403,159
                                                                     8,232  United Utilities Plc                              98,452
                                                                                                                      --------------
                                                                                                                             944,681
                            --------------------------------------------------------------------------------------------------------
                            Multiline Retail - 0.2%                 15,661  Marks & Spencer Group Plc                        151,172
                                                                     1,025  Next Plc                                          29,335
                                                                                                                      --------------
                                                                                                                             180,507
                            --------------------------------------------------------------------------------------------------------
                            Oil, Gas & Consumable                   57,558  BG Group Plc                                     718,327
                            Fuels - 4.4%                           191,741  BP Plc                                         2,198,376
                                                                    50,461  Royal Dutch Shell Plc                          1,573,733
                                                                    13,981  Royal Dutch Shell Plc Class B                    453,973
                                                                                                                      --------------
                                                                                                                           4,944,409
                            --------------------------------------------------------------------------------------------------------
                            Pharmaceuticals - 2.1%                  20,442  AstraZeneca Plc                                1,028,270
                                                                    53,487  GlaxoSmithKline Plc                            1,396,273
                                                                                                                      --------------
                                                                                                                           2,424,543
                            --------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                    Shares
Country                     Industry                                  Held  Common Stocks                                  Value
------------------------------------------------------------------------------------------------------------------------------------
                            Real Estate - 0.6%                      12,834  British Land Co. Plc                      $      276,261
                                                                     2,320  Brixton Plc                                       19,799
                                                                     2,686  Hammerson Plc                                     57,771
                                                                     9,710  Land Securities Group Plc                        324,722
                                                                     3,835  Slough Estates Plc                                44,369
                                                                                                                      --------------
                                                                                                                             722,922
                            --------------------------------------------------------------------------------------------------------
                            Road & Rail - 0.0%                       1,785  Arriva Plc                                        19,057
                                                                     3,621  Firstgroup Plc                                    26,678
                                                                                                                      --------------
                                                                                                                              45,735
                            --------------------------------------------------------------------------------------------------------
                            Software - 0.1%                         11,034  Sage Group Plc                                    52,680
                            --------------------------------------------------------------------------------------------------------
                            Specialty Retail - 0.2%                  4,234  DSG International Plc                             13,550
                                                                    21,551  Kingfisher Plc                                    89,528
                                                                     5,580  MFI Furniture Plc                                 10,380
                                                                     2,625  Travis Perkins Plc                                75,993
                                                                                                                      --------------
                                                                                                                             189,451
                            --------------------------------------------------------------------------------------------------------
                            Tobacco - 0.8%                          26,415  British American Tobacco Plc                     638,703
                                                                     6,195  Gallaher Group Plc                                90,262
                                                                     5,356  Imperial Tobacco Group Plc                       158,584
                                                                                                                      --------------
                                                                                                                             887,549
                            --------------------------------------------------------------------------------------------------------
                            Trading Companies &                      5,433  Wolseley Plc                                     133,252
                            Distributors - 0.1%
                            --------------------------------------------------------------------------------------------------------
                            Transportation                               1  Associated British Ports Holdings Plc                 13
                            Infrastructure - 0.4%                   29,992  BAA Plc                                          431,266
                                                                                                                      --------------
                                                                                                                             431,279
                            --------------------------------------------------------------------------------------------------------
                            Water Utilities - 0.1%                   3,542  Kelda Group Plc                                   48,443
                                                                     3,282  Severn Trent Plc                                  63,588
                                                                                                                      --------------
                                                                                                                             112,031
                            --------------------------------------------------------------------------------------------------------
                            Wireless Telecommunication             694,034  Vodafone Group Plc                             1,450,619
                            Services - 1.3%
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in the
                                                                            United Kingdom                                24,713,588
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Western Europe         71,966,895
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks
                                                                            (Cost - $74,468,344) - 94.0%                 106,556,392
------------------------------------------------------------------------------------------------------------------------------------

                                                                            Exchange-Traded Funds
------------------------------------------------------------------------------------------------------------------------------------
North America - 0.5%
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.5%                                                 8,840  iShares MSCI EAFE Index Fund                     574,777
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Exchange-Traded Funds
                                                                            (Cost - $550,240) - 0.5%                         574,777
------------------------------------------------------------------------------------------------------------------------------------

                                                                            Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 0.2%
------------------------------------------------------------------------------------------------------------------------------------
Australia - 0.2%            Commercial Banks - 0.2%                  4,300  National Australia Bank Ltd., 7.875% (d)         189,415
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Preferred Stocks in the Pacific
                                                                            Basin/Asia                                       189,415
                            --------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                    Shares
Country                     Industry                                  Held  Preferred Stocks                               Value
------------------------------------------------------------------------------------------------------------------------------------
Western Europe - 0.4%
------------------------------------------------------------------------------------------------------------------------------------
Germany - 0.4%              Automobiles - 0.3%                         312  Porsche AG                                $      298,279
                                                                     1,304  Volkswagen AG, 4.35%                              71,470
                                                                                                                      --------------
                                                                                                                             369,749
                            --------------------------------------------------------------------------------------------------------
                            Chemicals - 0.1%                           671  Henkel KGaA, 1.75%                                78,335
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Preferred Stocks in Western Europe         448,084
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Preferred Stocks
                                                                            (Cost - $447,980) - 0.6%                         637,499
                            --------------------------------------------------------------------------------------------------------

                                                                            Rights
------------------------------------------------------------------------------------------------------------------------------------
Western Europe - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
France - 0.0%               Construction &                           1,228  Vinci SA (e)                                       2,630
                            Engineering - 0.0%
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Rights (Cost - $0) - 0.0%                    2,630
------------------------------------------------------------------------------------------------------------------------------------

                                                                            Warrants (c)
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.0%            Chemicals - 0.0%                         5,600  Kingboard Chemicals Holdings
                                                                            (expires 12/31/2006)                               2,598
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Warrants (Cost - $0) - 0.0%                  2,598
                            --------------------------------------------------------------------------------------------------------

                                                                      Face
                                                                    Amount  Fixed Income Securities
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 0.4%
------------------------------------------------------------------------------------------------------------------------------------
Japan - 0.4%                Air Freight &                   JPY $3,000,000  Yamato Transport Yamtra Series 7, 1.20%
                            Logistics - 0.0%                                due 9/30/2009 (d)                                 50,697
                            --------------------------------------------------------------------------------------------------------
                            Commercial Banks - 0.0%              2,000,000  The Bank of Fukuoka Ltd. Series 2,
                                                                            1.10% due 9/28/2007 (d)                           37,274
                            --------------------------------------------------------------------------------------------------------
                            Gas Utilities - 0.1%                 5,000,000  Tokyo Gas Co. Ltd. Series 5, 1.20%
                                                                            due 3/31/2009 (d)                                 62,703
                            --------------------------------------------------------------------------------------------------------
                            Real Estate - 0.1%                   5,000,000  Mitsubishi Estate Co. Ltd., .402%
                                                                            due 9/30/2006 (d)(g)                              98,321
                            --------------------------------------------------------------------------------------------------------
                            Trading Companies &                  5,000,000  Mitsubishi Corp., 0% due 6/17/2011
                            Distributors - 0.2%                             (d)(g)                                            95,677
                                                                 5,000,000  Mitsui & Co. Ltd. Series 6, 1.05%
                                                                            due 9/30/2009 (d)                                 82,359
                                                                                                                      --------------
                                                                                                                             178,036
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Fixed Income Securities in the
                                                                            Pacific Basin/Asia                               427,031
------------------------------------------------------------------------------------------------------------------------------------
Western Europe - 0.4%
------------------------------------------------------------------------------------------------------------------------------------
Austria - 0.1%              Oil, Gas & Consumable           EUR     45,990  OMV AG, 1.50% due 12/01/2008 (d)                  98,639
                            Fuels - 0.1%
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Fixed Income Securities in Austria          98,639
------------------------------------------------------------------------------------------------------------------------------------
France - 0.2%               Communications                         113,260  Alcatel SA, 4.75% due 1/01/2011 (d)              154,443
                            Equipment - 0.1%
                            --------------------------------------------------------------------------------------------------------
                            Diversified Financial                   33,759  Simetra Obligations Series EN, 1.50%
                            Services - 0.1%                                 due 6/26/2008 (d)                                 66,054
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Fixed Income Securities in France          220,497
------------------------------------------------------------------------------------------------------------------------------------
Switzerland - 0.1%          Electrical Equipment - 0.1%     CHF    125,000  ABB International Finance Ltd., 3.50%
                                                                            due 9/10/2010 (d)                                168,678
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Fixed Income Securities in
                                                                            Switzerland                                      168,678
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Fixed Income Securities in
                                                                            Western Europe                                   487,814
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Fixed Income Securities
                                                                            (Cost - $695,767) - 0.8%                         914,845
                            --------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                Beneficial
                                                                  Interest  Short-Term Securities                          Value
------------------------------------------------------------------------------------------------------------------------------------
                                                            USD 1,649,552   Merrill Lynch Liquidity Series, LLC
                                                                            Cash Sweep Series I, 4.56% (h)(i)         $    1,649,552
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Short-Term Securities
                                                                            (Cost - $1,649,552) - 1.5%                     1,649,552
                            --------------------------------------------------------------------------------------------------------
                                                                            Total Investments
                                                                            (Cost - $77,811,883*) - 97.4%                110,338,293

                                                                            Other Assets Less Liabilities - 2.6%           2,969,449
                                                                                                                      --------------
                                                                            Net Assets - 100.0%                       $  113,307,742
                                                                                                                      ==============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 84,569,065
                                                                   ============
      Gross unrealized appreciation                                $ 26,166,269
      Gross unrealized depreciation                                    (397,041)
                                                                   ------------
      Net unrealized appreciation                                  $ 25,769,228
                                                                   ============

(a)   Depositary receipts.
(b)   Non-income producing security.
(c) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(d)   Convertible security.
(e)   The rights may be exercised until 4/13/2006.
(f)   Security, or a portion of security, is on loan.
(g) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(h) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------------
                                                                      Net              Interest
      Affiliate                                                    Activity             Income
      -----------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I      $825,183            $ 15,065
      -----------------------------------------------------------------------------------------

(i)   Variable rate security.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Master Enhanced International Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

o     Forward foreign exchange contracts as of March 31, 2006 were as follows:

      -------------------------------------------------------------------------
                                                                    Unrealized
      Foreign Currency                      Settlement             Appreciation
      Purchased                                Date               (Depreciation)
      -------------------------------------------------------------------------
      AUD   290,000                           May 2006             $     (7,011)
      CHF   195,000                           May 2006                     (186)
      EUR   1,100,000                         May 2006                   12,337
      GBP   665,000                           May 2006                   (5,042)
      JPY   174,000,000                       May 2006                   (2,852)
      SEK   860,000                           May 2006                      346
      -------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign Exchange
      Contracts - Net (USD Commitment - $4,441,841)                $     (2,408)
                                                                   ============

      -------------------------------------------------------------------------
                                                                    Unrealized
      Foreign Currency                      Settlement             Appreciation
      Sold                                    Date                (Depreciation)
      -------------------------------------------------------------------------
      AUD   290,000                          May 2006              $        (89)
      EUR   645,000                          May 2006                    (1,506)
      GBP   240,000                          May 2006                     3,808
      JPY   79,000,000                       May 2006                     7,192
      SEK   860,000                          May 2006                     1,693
      -------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign Exchange
      Contracts - Net (USD Commitment - $2,201,072)                $     11,098
                                                                   ============

o Financial futures contracts purchased as of March 31, 2006 were as follows:

      -----------------------------------------------------------------------------------------------------------------------
                                                                                                                  Unrealized
      Number of                                                        Expiration                                Appreciation
      Contracts             Issue                    Exchange             Date             Face Value           (Depreciation)
      -----------------------------------------------------------------------------------------------------------------------
          21           DJ Euro Stoxx 50                Eurex            June 2006           $   959,300          $      5,388
          15        FTSE 100 Index Future              LIFFE            June 2006           $ 1,553,133                   152
          2         Hang Seng Index Future           Hong Kong         April 2006           $   203,973                  (219)
          1        IBEX 35 Plus Index Future        Spanish Op         April 2006           $   144,783                (1,059)
          11        OMX Stock Index Future           Stockholm         April 2006           $   145,644                 1,195
          5          SPI 200 Index Future             Sydney            June 2006           $   445,746                12,298
          9           TOPIX Index Future               Tokyo            June 2006           $ 1,247,254                70,442
      -----------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                                                        $     88,197
                                                                                                                 ============

o     Currency Abbreviations:

      AUD   Australian Dollar
      CHF   Swiss Franc
      EUR   Euro
      GBP   British Pound
      JPY   Japanese Yen
      SEK   Swedish Krona
      USD   U.S. Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced International Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Enhanced International Series of Quantitative Master Series Trust

Date: May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Enhanced International Series of Quantitative Master Series Trust

Date: May 22, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Master Enhanced International Series of Quantitative Master Series Trust

Date: May 22, 2006